Expense Example	Dec. 22, 2025 USD ($)
VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	194
VIRTUS SILVANT GROWTH OPPORTUNITIES ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	115
VIRTUS SILVANT GROWTH PREMIUM INCOME ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	115
VIRTUS SILVANT SMALL/MID GROWTH ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	$ 129